Intangible Assets (Details) - Schedule of amortization - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amortization [Abstract]
2023	$ 1,314	$ 7,500
2024	1,314	6,186
2025	1,314	4,872
2026	1,314	3,558
2027	$ 1,314	$ 2,244